Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan uses a hierarchical framework which prioritizes and ranks the market observability of inputs used in fair value measurements. Market price observability is affected by a number of factors, including the type of asset or liability and the characteristics specific to the asset or liability being measured. Assets and liabilities with readily available, active, quoted market prices or for which fair value can be measured from actively quoted prices generally are deemed to have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Plan classifies the inputs used to measure fair value into one of three levels as follows:
•Level 1 – Quoted prices in an active market for identical assets or liabilities;
•Level 2 – Observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and
•Level 3 – Unobservable inputs for the asset or liability being measured.
Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Plan’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level of input that is significant to the entire measurement. Such determination requires significant management judgment. In accordance with GAAP, the Plan is not permitted to use management judgment to adjust quoted market prices in an active market.
Collective Trusts, except for the Goldman Sachs Stable Value Fund, are valued at the net asset values of units of the respective collective trusts. The net asset values, as provided by the respective trustees, are used as a practical expedient to estimate fair values. The net asset values are based on the fair values of the underlying investments held by the respective funds less their respective liabilities. All investments valued using net asset value allow for daily redemption, do not have any redemption restrictions or notice requirements, and do not have any unfunded commitments. The Goldman Sachs Stable Value Fund is a collective trust measured at fair value of their underlying assets. Mutual Fund Shares are valued at the daily closing prices as reported by the respective mutual funds. These funds are required to publish their daily net asset value and to transact at that price. The Mutual Fund Shares held by the Plan are deemed to be actively traded. The Kemper Employee Stock Ownership Plan (“ESOP”) Fund is valued using the closing price of Kemper common stock reported on the New York Stock Exchange.
Investments that are measured at fair value using the net asset value practical expedient are not required to be classified using the fair value hierarchy, but are presented in the following two tables to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits. The valuation of assets measured at fair value at December 31, 2025 and 2024 is summarized below:

	December 31, 2025
(Dollars in Thousands)	Level 1	Level 2	Level 3	Measured at Net Asset Value	Total Fair Value
Collective Trusts	$—	$36,097	$—	$911,463	$947,560
Mutual Fund Shares	16,574	—	—	—	16,574
Kemper ESOP Fund	4,624	—	—	—	4,624
Total Investments at Fair Value	$21,198	$36,097	$—	$911,463	$968,758

	December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Level 3	Measured at Net Asset Value	Total Fair Value
Collective Trusts	$—	$36,888	$—	$677,898	$714,786
Mutual Fund Shares	148,903	—	—	—	148,903
Kemper ESOP Fund	8,058	—	—	—	8,058
Total Investments at Fair Value	$156,961	$36,888	$—	$677,898	$871,747
The Plan’s policy is to recognize transfers between levels as of the end of the reporting period. There were no transfers between levels in either 2025 or 2024.